Related party transactions (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Related Party Transactions
Remuneration	$ 451	$ 366
Share-based compensation expense	166	93
Total key management personnel	$ 617	$ 459